Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

A. Description of Business and Basis of Presentation

Organization

KemPharm, Inc. (the “Company”) is a clinical-stage specialty pharmaceutical company engaged in the discovery and development of proprietary prodrugs. The Company was formed on October 30, 2006, and incorporated in Iowa, and reorganized in Delaware on May 30, 2014. Through the use of its Ligand Activated Therapy (“LAT”) platform technology, the Company is able to initiate and pursue the development of improved versions of widely prescribed, approved drugs.

The Company has experienced recurring losses from operations and negative operating cash flows due to its ongoing research and development of its potential product candidates. Various internal and external factors will affect whether and when the candidates become approved drugs and how significant their market share will be. The length of time and cost of developing and commercializing these candidates and/or failure of them at any stage of the drug approval process will materially affect the Company’s financial condition and future operations.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and related notes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included in the accompanying financial statements. Operating results for the nine months ended September 30, 2015, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2015.

This interim information should be read in conjunction with the audited financial statements included in the Company’s prospectus dated April 15, 2015, and filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424 promulgated under the Securities Act of 1933, as amended.

Reverse Stock Split

In April 2015, the Company effected a 1-for-7.5 reverse stock split of its issued common stock. All applicable share data, per share amounts and related information in the unaudited condensed financial statements and notes thereto have been adjusted retroactively to give effect to the 1-for-7.5 reverse stock split.

Initial Public Offering

In April 2015, the Company completed an initial public offering (“IPO”) of its common stock. In connection with the initial closing of the IPO, the Company sold an aggregate of 5,090,909 shares of common stock at a price to the public of $11.00 per share. In May 2015, the underwriters in the IPO exercised their option to purchase additional shares pursuant to which the Company sold an additional 763,636 shares of common stock at a price equal to the public price of $11.00 per share. In the aggregate, net proceeds from the IPO including net proceeds from the underwriters’ exercise of their option to purchase additional shares, were $59.9 million, after deducting underwriting discounts and commissions of $4.5 million. In addition, offering expenses totaled $2.8 million. Upon completion of the IPO, all outstanding shares of the Company’s redeemable convertible preferred stock were converted or reclassified into 5,980,564 shares of common stock and all outstanding warrants to acquire shares of the Company’s redeemable convertible preferred stock became warrants to acquire the Company’s common stock. In connection with the IPO, the Company amended and restated its Amended and Restated Certificate of Incorporation to change the authorized capital stock to 250,000,000 shares, designated as common stock, and 10,000,000 shares, designated as preferred stock, each with a par value of $0.0001 per share.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no effect on previously reported net loss.

1. Description of Business and Basis of Presentation

KemPharm, Inc. (the Company) is a clinical-stage specialty pharmaceutical company engaged in the discovery and development of proprietary new molecular entity (NME) prodrugs. The Company was formed on October 30, 2006 and incorporated in Iowa. Through the use of its Ligand Activated Therapy (LAT) platform technology the Company is able to initiate and pursue the development of improved versions of widely prescribed, approved drugs.

The Company has experienced recurring losses from operations and negative operating cash flows due to its ongoing research and development of its potential product candidates. The Company also has a stockholders’ deficit at December 31, 2014. Various internal and external factors will affect whether and when the candidates become approved drugs and how significant their market share will be. The length of time and cost of developing and commercializing these candidates and/or failure of them at any stage of the drug approval process will materially affect the Company’s financial condition and future operations.

The Company has financed its operations primarily through issuances of redeemable convertible preferred stock and convertible notes. Although the Company believes that it will be able to successfully fund its operations, there can be no assurances that the Company would be successful in obtaining additional financing.

Domicile Change

During 2014, the Company’s board of directors unanimously approved and authorized the Company to change its domicile from Iowa to Delaware. The domicile change became effective on May 30, 2014.

Concurrent with the domicile change, the Company amended its Certificate of Incorporation to increase the number of its authorized shares of capital stock and create a par value for the shares. Following the amendment, the Company was authorized to issue 140,000,000 shares of common stock, par value $0.0001 per share, and 109,483,000 shares of preferred stock, par value $0.0001 per share. As a result of the change to par value common stock, the Company recorded an adjustment of $1,438,064 to reduce common stock and record additional paid-in capital.

Reverse Stock Split

On April 2, 2015, the Company effected a 1-for-7.5 reverse stock split of its issued common stock. All applicable share data, per share amounts and related information in the financial statements and notes thereto have been adjusted retroactively to give effect to the 1-for-7.5 reverse stock split. See Note 16.